CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustments, net of tax	¥ 0	¥ 0	¥ 0